Annual Total Returns [BarChart] - BrandywineGLOBAL - Flexible Bond Fund - Class IS	May 01, 2021
Bar Chart Table:
Annual Return 2014	2.59%
Annual Return 2015	(2.44%)
Annual Return 2016	11.83%
Annual Return 2017	7.52%
Annual Return 2018	(2.03%)
Annual Return 2019	10.87%
Annual Return 2020	15.12%